CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (275)	$ 2,899	$ 3,079
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(49)	(42)	(2)
Pension liability adjustments	(9)	20	3
Gain (loss) on derivatives, net	7	(18)	(9)
Gain (loss) on investments, net	3	(4)	1
Other comprehensive income (loss)	(48)	(44)	(7)
Total comprehensive income (loss)	(323)	2,855	3,072
Comprehensive (income) loss attributable to noncontrolling interests	(1)	1	(34)
Comprehensive income (loss) attributable to Micron	$ (324)	$ 2,856	$ 3,038